CONCENTRATIONS OF RISK (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
SCHEDULE OF REVENUES BY CONCENTRATION OF RISK
	2022	2021	2022	2021
	Revenues		Percentage of revenues

Simson Trading Sdn Bhd	$-	$5,900	-%	56%
Infrar International Pte Ltd	$-	$4,452	-%	42%
Tapazsto Optic Ltd	$-	$277	-%	3%
	$-	$10,629	-%	100%

	2022	2021	2022	2021
	Revenues		Percentage of revenues

Simson Trading Sdn. Bhd.	$-	$5,813	-%	69%
Tapazsto Optic Ltd	$-	$2,474	-%	29%
Infrar International Pte Ltd	$-	$177	-%	2%
	$-	$8,464	-%	100%

For six months ended June 30, 2022 and 2021, the customers who accounted for 10% or more of the Company’s revenues and its accounts receivable balance at period-end are presented as follows:

	2022	2021	2022	2021
	Revenues		Percentage of revenues

Simson Trading Sdn. Bhd.	$-	$11,712	-%	62%
Tapazsto Optic Ltd	$-	$454	-%	2%
Infrar International Pte Ltd	$-	$6,912	-%	36%
	$-	$19,078	-%	100%

	As of December 31, 2021		As of December 31, 2020
	USD	%	USD	%
Tapaszto Optic	1,049	13%	386	75%
Infar International	6,833	84%	125	25%
Cross Optical	255	3%

Total	8,137	100%	511	100%